Toyota Motor Corporation Shareholders' Equity Per Share (Detail) (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Total Toyota Motor Corporation Shareholders' equity	¥ 14,469,148	¥ 12,148,035
Shares issued and outstanding at the end of the year (excluding treasury stock)	3,169,766	3,167,429
Toyota Motor Corporation Shareholders' equity per share	¥ 4,564.74	¥ 3,835.30